Brumadinho dam failure	12 Months Ended
Dec. 31, 2019
Brumadinho's dam failure
Brumadinho's dam failure

3.  Brumadinho dam failure

On January 25, 2019, a tailings dam (“Dam I”) failed at the Córrego do Feijão mine, in the city of Brumadinho, state of Minas Gerais. The failure released a flow of tailings debris, destroying some of Vale’s facilities, affecting local communities and disturbing the environment. The tailings released have caused an impact of around 315 km in extension, reaching the nearby Paraopeba River. The dam failure in Brumadinho (“event”) resulted in 270 fatalities or presumed fatalities.

The Córrego do Feijão mine is part of the Paraopeba complex, in the Southern System. Dam I contained approximately 11.7 million cubic meters of iron ore tailings and was inactive since 2016 (that is, without additional tailings disposal). Dam I was raised by building successive layers (“lifts”) above the tailings accumulated in the reservoir, a technique known as the “upstream” method. There are two other raising methods, the ‘‘downstream’’ and ‘‘centerline’’ methods. Each of these methods presents a different risk profile.

The Company has been taking the necessary actions to support the victims and to mitigate and recover the social and environmental damages resulting from the event. Vale has provided support in multiple ways, aiming to ensure the humanitarian assistance to those affected by the dam failure. The Company has been focused on preventing further similar events through the accelerated decommissioning of upstream and some centerline dams.

In addition, Vale has determined the suspension of the Shareholder’s Remuneration Policy and any other resolution related to shares buyback.

As a result of the dam failure, the Company recognized in the income statement a total impact of US$7,402 (R$28,818 million) for the year ended December 31, 2019 to meet its assumed obligations, including de-characterization of the dams, indemnification and donations to those affected by the event, remediation of the affected areas and compensation to the society.

a) De-characterization of the dams

(a.i) Company’s dams

On January 29, 2019, the Company informed the market and Brazilian authorities the decision to speed up the plan to “de-characterize” all of its tailings dams built under the upstream method (same method as Brumadinho’s dam), located in Brazil. The “de-characterization” means that the structure will be dismantled so the structure is effectively no longer a dam. After the event, the Brazilian National Mining Agency (“Agência Nacional de Mineração – ANM”) set new safety criteria for dams, determining the de-characterization of structures built under the upstream and centerline methods.

Before the event, the decommissioning plans of these dams were based on a method which aimed to ensure the physical and chemical stability of the structures, not necessarily, in all cases, removing in full and potentially processing the tailings contained in the dams. Since the event, the Company has been working to develop detailed de-characterization engineering plan for each of these dams.

The updated plans indicate that for certain of these upstream dams, firstly, the Company will have to reinforce the downstream massive structures, and conclude the de-characterization subsequently, according to the geotechnical and geographic conditions of each of them. It was also considered whether additional containment structures should be built, depending on the safety level of the structure.

Following the Company’s decision and new standards set by ANM, the Company has undertaken an assessment of its dam structures since the event and recorded a provision for the de-characterization of upstream, certain “centerline structures” and dikes that have been identified to date.

Vale has developed engineering projects for these structures and the total expected costs to carry out all de-characterization projects resulted in a provision of US$2,625  (R$10,274 million) recognized in the income statement.

The changes in the provision for the year ended December 31, 2019 are as follows:

2019
Provision recognized	2,625
Payments	(159)
Interest accretion	101
Translation adjustment	(78)
Balance at December 31	2,489

Current liabilities	309
Non-current liabilities	2,180
Liabilities	2,489

The measurement of the costs and recognition of the provision takes into consideration several assumptions and estimates, which rely on factors, for which some are not under the Company’s control. The main critical assumptions and estimates applied considers, among others: (i) volume of the waste to be removed based on historical data available and interpretation of the enacted laws and regulations; (ii) location availability for the tailings disposal; (iii) acceptance by the authorities of the proposed engineering methods and solution; and (iv) updates in the discount rate. Therefore, changes in the critical assumptions and estimates may result in a material change to the amount provided as at December 31, 2019.

(a.ii) Associates and joint ventures upstream dams

Some of our investees also operate similar dam structures and as detailed in the note 22 to these financial statements, the Company recognized a provision of US$257  (R$993 million) during 2019 as “Equity results and other results in associates and joint ventures” in relation to the de-characterization of the Germano tailings dam, owned by Samarco Mineração S.A.

b) Framework Agreements and donations

The Company has been working together with the authorities and society to remediate the environmental and social impacts of the event. Therefore, the Company has started negotiations and entered into agreements with the relevant authorities and affected people. Vale has also signed an instrument committing to donate to Brumadinho city, other institutions, to the families with missing members or affected by fatalities, to business owners of the region and families that resided in the Self-Saving Zone near to the Brumadinho dam.

Vale has also developed studies and projects to ensure geotechnical safety of the remaining structures at the Córrego do Feijão mine, in Brumadinho, and the removal and proper disposal of the tailings, especially alongside the Paraopeba river. In addition, Vale has set up an exclusive structure for treatment of the rescued animals, enabling emergency care and recovery.

The changes in the provision in the year ended December 31, 2019 are as follows:

2019
Provision for social and economic compensation	2,735
Provision for environmental remediation and compensation	1,190
Payments	(831)
Interest accretion	47
Translation adjustment	(158)
Balance at December 31	2,983

Current liabilities	1,568
Non-current liabilities	1,415
Liabilities	2,983

The total amount of this provision may vary due to the early stage of the ongoing negotiations, timing and scope of the measures currently being discussed, which are subject to the approval and consent by the relevant authorities.

In addition, the Company is under negotiations with the Government of the State of Minas Gerais (“GEMG”) and other relevant authorities for an additional agreement for collective damages indemnification and further compensation for the society and environment. The goal of Vale with a potential agreement would be to provide a stable legal framework for the execution of reparation and compensation, with the suspension of the existing civil lawsuits.

The potential agreement is still very uncertain as it is subject to conclusion of the ongoing negotiations and approval by the Company, the Government of the State of Minas Gerais, Public Prosecutors and other Authorities and Intervenient parties.

Therefore, the provisions recorded in these financial statements do not include the potential outcome of the current negotiation as it is not yet possible to reliably estimate an amount or whether the current negotiations will be successful.

The estimate of the economic impact of a potential agreement will depend on (i) final agreement on the list of reparation and compensation projects, (ii) a detailed assessment of the estimates of the amounts to be spent on the reparation and compensation projects being discussed, (iii) an analysis of the detailed scope of such projects to determine their overlap with the initiatives and amounts already provisioned; and (iv) the timing of the execution of projects and disbursements, which will impact the present value of the obligations.

Based on the current terms under discussion, and preliminary estimates subject to the uncertainties listed above, such possible agreement might result in an additional provision ranging from US$1 billion (R$4 billion) to US$2 billion (R$8 billion). All accounting impacts, if any, will be recorded in the period an agreement is reached.

(b.i) Public Defendants

On April 5, 2019, Vale and the Public Defendants of the State of Minas Gerais formalized an agreement under which those affected by the Brumadinho’s Dam failure may join an individual or family group out-of-Court settlement agreements for the indemnification of material, economic and moral damages. This agreement establishes the basis for a wide range of indemnification payments, which were defined according to the best practices and case law of Brazilian Courts.

(b.ii) Public Ministry of Labor

On July 15, 2019, Vale signed a final agreement with the Public Ministry of Labor to indemnify the direct and third-party employees of the Córrego do Feijão mine who were affected by the termination of this operation.

Under the terms of the final agreement, Vale will either maintain the jobs of its direct employees and third-party employees until January 25, 2023 or convert this benefit into a cash compensation. The agreement also includes indemnification payments to the relatives of the fatal victims of the event, which may vary depending on their relationship with the victims, and a lifelong medical insurance benefit to the widows and widowers and a similar benefit to the dependents of the victims until they are 25 years old.

In addition, the agreement set a collective moral damage indemnification payment in the amount of US$104  (R$400 million), which has been fully paid in 2019.

(b.iii) Brazilian Federal Government, State of Minas Gerais, Public Prosecutors

On February 20, 2019, Vale entered into a judicial preliminary agreement with the State of Minas Gerais, Federal Government, the Public Prosecutors of the State of Minas Gerais, the Federal Public Prosecutors and the Public Defenders of the State of Minas Gerais and representatives of Public Authorities in which the Company commits to make, subject to registration, emergency indemnification payments to the residents of Brumadinho and the communities that are located downstream up to one kilometer from the Paraopeba river bed, from Brumadinho to the city of Pompéu. Due to this agreement, the Company anticipated the indemnities through monthly payments, according to the age of the beneficiary and other factors, during a 12-month period.

On November 28, 2019, the extension of emergency indemnification payments was ratified to those affected by the dam rupture for 10 months, starting from January 25, 2020.

(b.iv) Environmental remediation and compensation

On July 8, 2019, Vale has entered into an agreement with Companhia de Saneamento de Minas Gerais (“COPASA”) to implement several actions to clean up the affected areas and to upgrade the retention water system alongside the Paraopeba River and some other water collection points nearby the affected area. In addition, the Company mobilized the dredging of part of the material released, including cleaning and de-sanding of the Paraopeba river channel.

c)  Incurred expenses

The Company has incurred in expenses, which do not qualify for provision and have been recognized straight to the income statement, in the amount of US$730  (R$2,903 million) for the year ended December 31, 2019. These expenses include communication services, accommodation and humanitarian assistance, equipment, legal services, water, food aid, taxes, among others.

d)  Operation stoppages

The Company has suspended some operations due to judicial decisions or technical analysis performed by the Company on its upstream dam structures. The Company recorded a loss of US$759 (R$2,997 million)  related to the operational stoppage and idle capacity of the ferrous mineral segment as “Pre-operating and operational stoppage” for the year ended December 31, 2019. During 2019, certain operations have partially returned and the Company is working on legal and technical measures to resume all operations at full capacity.

e)  Assets write-off

Following the event and the decision to speed up the de-characterization of the upstream dams, the Company recognized a loss of US$235 (R$904 million) as “Impairment and disposal of non-current assets” for the year ended December 31, 2019 in relation to the assets write-off of the Córrego do Feijão mine and those related to the other upstream dams in Brazil.

f) Contingencies and other legal matters

Vale is subject to significant contingencies due to the Brumadinho dam failure. Vale has already been named on several judicial and administrative proceedings brought by authorities and affected people and is currently under investigations. Vale is evaluating these contingencies and would recognize a provision based on the updates on the stage of these claims.

Following these contingencies, approximately US$1,608 (R$6,480 million) of the Company's assets are restricted as at December 31, 2019, of which approximately US$125 (R$504 million) of the Company’s bank accounts are restricted and US$1,483 (R$5,976 million) were converted into judicial deposits.

For the Brumadinho event, the Company has additional guarantees in the amount of US1,396 (R$5,626 million), which were presented in court and used to release the respective judicial deposit during the year ended December 31, 2019. The expenses related to these additional guarantees in the amount of US$9 (R$36 million) was recorded as financial expense in the Company's income statement for the year ended December 31, 2019.

(f.i) Administrative sanctions

The Company was notified of the imposition of administrative fines by the Brazilian Institute of the Environment and Renewable Natural Resources (“IBAMA”), in the amount of US$62 (R$250 million), which the Company expects to settle through environmental projects. Furthermore, the Secretary for Environment – SEMA Brumadinho imposed administrative fines, in the total amount of US$45 (R$181 million). Both amounts are also recorded as at December 31, 2019.

(f.ii) U.S. Securities class action suits

Vale and certain of its officers and former officers have been named defendants in civil putative class action suits, under U.S. federal securities laws, brought before federal courts in New York by holders of our securities. These complaints were consolidated through an amended complaint brought by the Lead Plaintiff on October 25, 2019 before the United States District Court for the Eastern District of New York.

The Lead Plaintiff alleges that we made false and misleading statements or omitted to make disclosures concerning the risks of the operations of Dam I in the Córrego de Feijão mine and the adequacy of the related programs and procedures.  The Lead Plaintiff has not specified an amount of alleged damages in these actions.  On December 13, 2019, the Company made a motion to dismiss the amended complaint.

Vale intends to defend against this action and mount a full defense against these claims. Based on the assessment of the Company´s legal consultants and given its preliminary status, the expectation of loss of this proceeding is classified as possible. However, given the preliminary status of the action, it is not possible at this time to determine a reliable estimate of the potential exposure.

Subsequent events are disclosed on note 34.

(f.iii) Cooperation with the SEC

The Company is cooperating with the SEC by providing documens and other information concerning the failure of Dam I as requested by the agency.

g) Insurance

The Company is negotiating with insurers under its operational risk and civil liability, but these negotiations are still at a preliminary stage. Any payment of insurance proceeds will depend on the coverage definitions under these policies and assessment of the amount of loss. Due to uncertainties, no indemnification to the Company was recognized in Vale’s financial statements.

Accounting policy

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense. Provisions are not recognized for future operating losses.

Critical accounting estimates and judgments

The measurement of the provision requires the use of significant judgements, estimates and assumptions. The provision reflects the estimated costs to comply with Vale’s obligation in relation to the event. The provision may be affected by factors including, but not limited to: (i) changes in laws and regulations; (ii) changes in the current estimated market price of the direct and indirect cost related to products and services, (iii) changes in timing for cash outflows, (iv) changes in the technology considered in measuring the provision, (v) number of individuals entitled to the indemnification payments, (vi) resolution of existing and potential legal claims, (vii) demographic assumptions, (viii) actuarial assumptions, and (ix) updates in the discount rate.

Therefore, future expenditures may differ from the amounts currently provided because the realized assumptions and various other factors are not always under the Company’s control. These changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods. At each reporting period, the Company will reassess the key assumptions used in the preparation of the projected cash flows and will adjust the provision, if required.